Short-Term Borrowings (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Short-term borrowings maturity period (less than 30 days)	30 days	30 days	30 days
Short-term borrowings	$ 63,518	$ 53,883	$ 57,175
Short-term Borrowings, Rate	0.08%	0.12%	0.17%
Short-term Debt average daily balance, Amount	60,111	54,716	51,196
Short-term Debt average daily balance, Rate	0.10%	0.13%	0.18%
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term borrowings	51,052	36,263	34,973
Short-term Borrowings, Rate	0.07%	0.05%	0.17%
Short-term Debt average daily balance, Amount	44,680	36,227	32,092
Short-term Debt average daily balance, Rate	0.08%	0.08%	0.12%
Maximum month-end balance, Amount	51,052	39,451	36,327
Commercial Paper [Member]
Short-term Debt [Line Items]
Short-term borrowings	2,456	5,162	4,038
Short-term Borrowings, Rate	0.34%	0.18%	0.27%
Short-term Debt average daily balance, Amount	4,751	4,702	4,142
Short-term Debt average daily balance, Rate	0.17%	0.25%	0.26%
Maximum month-end balance, Amount	6,070	5,700	5,036
Other Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short-term borrowings	10,010	12,458	18,164
Short-term Borrowings, Rate	0.07%	0.31%	0.16%
Short-term Debt average daily balance, Amount	10,680	13,787	14,962
Short-term Debt average daily balance, Rate	0.18%	0.22%	0.29%
Maximum month-end balance, Amount	$ 12,209	$ 16,564	$ 18,164